INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

August 26, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File No. 333-122901 on behalf of Chartwell Small Cap Value Fund

The Trust is filing Post-Effective Amendment No. 171 to its Registration Statement under Rule 485(a)(2) to create a new series, Chartwell Small Cap Value Fund.

Please direct your comments to Rita Dam at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer